Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Total USD ($)	All Other USD ($)	Joint Venture USD ($)	Common shares USD ($)	Common shares Restructuring share issuance, net USD ($)	Common shares All Other USD ($)	Treasury Shares	Additional paid- in capital USD ($)	Additional paid- in capital Restructuring share issuance, net USD ($)	Additional paid- in capital All Other USD ($)	Accumlated other comprehensive income (loss) USD ($)	Accumlated other comprehensive income (loss) All Other USD ($)	Accumlated other comprehensive income (loss) Joint Venture USD ($)	Retained earnings (accumulated deficit) USD ($)	Retained earnings (accumulated deficit) All Other USD ($)	Retained earnings (accumulated deficit) Joint Venture USD ($)
Beginning Balance at Dec. 31, 2008	$ 206,040							$ 150,000						$ 56,040
Beginning Balance (in shares) at Dec. 31, 2008				500
Common shares dividend (in shares)				804,500
Common shares dividend				1										(1)
Other comprehensive income (loss)	3,992		3,992								3,992
Net (loss) income	(2,283)													(2,283)
Ending Balance at Dec. 31, 2009	207,749			1				150,000			3,992			53,756
Ending Balance (in shares) at Dec. 31, 2009				805,000
Contribution from shareholder	655,000							655,000
Issuance of shares upon conversion of related-party loan (in shares)				1,115,761
Issuance of shares upon conversion of related-party loan	892,609			1				892,608
Other comprehensive income (loss)	(17,450)		(17,450)								(17,450)
Net (loss) income	37,299													37,299
Ending Balance at Dec. 31, 2010	1,775,207			2				1,697,608			(13,458)			91,055
Ending Balance (in shares) at Dec. 31, 2010				1,920,761
Issuance of shares, net (in shares)					148,079,239	66,900,000
Issuance of shares, net		625,816			1,498	669			(1,498)	625,147
Issuance of common shares to treasury							7,200,000
Contribution from shareholder	142,759							142,759
Other comprehensive income (loss)	(56,568)	(60,284)	3,716									(60,284)	3,716
Net (loss) income	(2,903)	(12,038)	9,135												(12,038)	9,135
Joint Venture interests assigned to shareholder	(215,368)							(124,920)			9,742			(100,190)
Share-based compensation liability modification	2,290							2,290
Share-based compensation	2,840							2,840
Ending Balance at Dec. 31, 2011	$ 2,274,073			$ 2,169				$ 2,344,226			$ (60,284)			$ (12,038)
Ending Balance (in shares) at Dec. 31, 2011				216,900,000			7,200,000